Equity - Share premium (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Redemption of treasury shares, purchase value	€ 1,900
Redemption of treasury shares, par value	305
Share premium
Increase (decrease) in equity	€ (1,595)